RELATED PARTY TRANSACTIONS - Revenue And Accounts Receivable (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
RELATED PARTY TRANSACTIONS
Total revenue	$ 40,991,804	$ 34,094,368
Related party
RELATED PARTY TRANSACTIONS
Total revenue	11,728,470	9,346,622
Accounts receivable	$ 9,517,048		$ 5,381,535
Percentage of collection of receivables with related parties (in %)	17.10%
Related party | Dayong
RELATED PARTY TRANSACTIONS
Total revenue	$ 11,728,470	$ 9,346,622
Accounts receivable	$ 9,517,048		$ 5,381,535